Legacy Class and Institutional Class [Member] Expense Example - Legacy Class and Institutional Class - Meridian Small Cap Growth Fund	Jun. 30, 2026 USD ($)
Legacy Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,466
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,511